Goldman Sachs Core Bond ETF Expense Example - Goldman Sachs Core Bond ETF - Goldman Sachs Core Bod ETF	Jun. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80